Note 6 - Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted	Weighted
		average	average	Aggregate
	Warrants	price per	Remaining term	intrinsic
	outstanding	share	term	value(1)
Balance, December 31, 2023	51,590,300	$0.27
Granted	4,127,516	$0.30
Exercised	(3,278,337)	$0.23
Expired	(20,823,863)	$0.24
Balance, December 31, 2024	31,615,616	$0.29
Granted	2,263,160	$0.27
Expired	(2,634,698)	$0.22
Balance, December 31, 2025	31,244,078	$0.29	1.7	$5,000

Schedule Of Assumptions Used To Determine Fair Value Of Warrants [Table Text Block]
	2025	2024
Risk free interest rate	3.67 - 3.73%	4.15 - 5.38%
Expected volatility	72 - 73%	64 - 87%
Expected dividend yield	—	—
Forfeiture rate	—	—
Expected life in years	.5 - 5	.5 - 5